Trade Accounts Receivable and Other Current Assets - Other current assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Trade Accounts Receivable and Other Current Assets
Trade receivables	$ 6,107,000	$ 4,882,000
Insurance claims for recoveries	1,057,000	124,000
Refund of value added tax	1,147,000	1,254,000
Prepaid expenses	1,516,000	1,568,000
Total other current assets	10,698,000	8,795,000
KNOT and affiliates
Trade Accounts Receivable and Other Current Assets
Trade receivables	143,000
Nonrelated Party
Trade Accounts Receivable and Other Current Assets
Other receivables	$ 871,000	$ 967,000